Earnings per share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings per share
Shares excluded from the calculation of diluted earnings (loss) per share	59	47	56
Amounts attributable to ABB shareholders
Income from continuing operations, net of tax	$ 2,570	$ 2,824	$ 2,700
Income (loss) from discontinued operations, net of tax	24	(37)	4
Net income attributable to ABB	2,594	2,787	2,704
Weighted-average number of shares outstanding (in shares)	2,288	2,297	2,293
Income from continuing operations (in dollars per share)	$ 1.12	$ 1.23	$ 1.18
Income (loss) from discontinued operations, net of tax (in dollars per share)	$ 0.01	$ (0.02)
Net income (in dollars per share)	$ 1.13	$ 1.21	$ 1.18
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	2,570	2,824	2,700
Income (loss) from discontinued operations, net of tax	24	(37)	4
Net income attributable to ABB	$ 2,594	$ 2,787	$ 2,704
Weighted-average number of shares outstanding (in shares)	2,288	2,297	2,293
Effect of dilutive securities:
Call options and shares	7	8	2
Diluted weighted-average number of shares outstanding (in shares)	2,295	2,305	2,295
Income from continuing operations (in dollars per share)	$ 1.12	$ 1.23	$ 1.18
Income (loss) from discontinued operations, net of tax (in dollars per share)	$ 0.01	$ (0.02)
Net income (in dollars per share)	$ 1.13	$ 1.21	$ 1.18